INTANGIBLE ASSETS (Details Narrative) - Intellectual Property Rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Intangible assets	$ 2,222,661	$ 2,222,661	$ 2,222,661
Accumulated amortization	$ 2,222,661	$ 2,222,661	$ 2,222,661